FAIR VALUE MEASUREMENTS - Schedule of assets and liabilities that are measured at fair value (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities:
Warrant Liability - Private Placement Warrants	$ 17,512	$ 11,675	$ 182,128
Level 1
Assets:
Marketable securities held in the Trust Account	11,972,268	37,570,177
Level 1 | Public Warrants
Liabilities:
Warrant Liability - Public Warrants	549,584	311,575
Level 3 | Private Placement Warrants
Liabilities:
Warrant Liability - Private Placement Warrants	18,534	11,675
Level 3 | Sponsor
Liabilities:
Convertible Note payable - Sponsor	$ 1,802,563	$ 1,037,272